CASH RESTRICTED FOR USE	12 Months Ended
Dec. 31, 2025
Disclosure Of Additional Information [Abstract]
CASH RESTRICTED FOR USE	CASH RESTRICTED FOR USE

	US Dollars
Figures in millions	2025	2024	2023
Non-current
Cash restricted for environmental and rehabilitation obligations (1)	44	41	34

Current
Cash restricted by prudential solvency requirements (2)	23	20	23
Cash balances held by joint operations	—	—	11
	23	20	34
Total cash restricted for use	67	61	68
(1)Reclamation bonds provided to the Environmental Protection Agency in Ghana and guarantees provided to Minas Gerais State Government in Brazil for environmental and rehabilitation obligations.
(2)Cash held by the Group's captive insurance company to maintain the solvency capital requirement.

Accounting policies
Cash restricted for use comprises cash and cash equivalents including amounts held in escrow, trust, and separate bank accounts. Cash restricted for use for more than 12 months after year-end is classified as a non-current financial asset.